Fair Value Measurements, Remaining Contractual Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Marketable Securities [Member]
Remaining Contractual Maturities [Abstract]
Due within one year	$ 4,733
Due within one to five years	5,118
Estimated Fair Value	9,851
Corporate Bonds [Member]
Remaining Contractual Maturities [Abstract]
Due within one year	3,660
Due within one to five years	3,963
Estimated Fair Value	7,623
U.S. Treasury Securities [Member]
Remaining Contractual Maturities [Abstract]
Due within one year	1,073
Due within one to five years	1,155
Estimated Fair Value	$ 2,228